ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Business tax and other tax payables	15,781	16,276	2,612
Payables for purchase of property and equipment	21,492	13,224	2,123
Advance from customers	12,028	11,669	1,873
Other accrued expenses	12,264	16,604	2,665

Total	61,565	57,773	9,273